Contingent liabilities and legal proceedings - Other cases in the Group (Details) € in Millions, ₨ in Billions, £ in Billions					1 Months Ended						12 Months Ended
	Sep. 29, 2017 INR (₨)	Feb. 12, 2016 INR (₨)	Jun. 09, 2015 EUR (€)	Jun. 08, 2015 EUR (€)	Oct. 31, 2019 EUR (€)	Aug. 31, 2019 EUR (€)	Aug. 31, 2015 EUR (€)	Sep. 30, 2014 EUR (€)	Dec. 31, 2013 EUR (€) director claim	Apr. 30, 2013 EUR (€)	Mar. 31, 2020 INR (₨)	Mar. 31, 2020 GBP (£)	Mar. 31, 2020 EUR (€)	Mar. 31, 2010 EUR (€)	Jan. 31, 2020 EUR (€)
Contingent liabilities and legal proceedings - Conti
Value of claim | £												£ 1
Patent litigation, Spain
Contingent liabilities and legal proceedings - Conti
Amount of compensation sought by petitioner													€ 500.0
Dominant position allegations, British Telecom in Italy | Vodafone Italy
Contingent liabilities and legal proceedings - Conti
Amount of compensation sought by petitioner						€ 500.0								€ 280.0
Amount of damages awarded value							€ 12.0
Dominant position allegations, British Telecom in Italy | Vodafone Italy | Minimum
Contingent liabilities and legal proceedings - Conti
Amount of damages as per expert report								€ 8.0						10.0
Dominant position allegations, British Telecom in Italy | Vodafone Italy | Maximum
Contingent liabilities and legal proceedings - Conti
Amount of damages as per expert report								€ 11.0						€ 25.0
Anti-competitive retention of customers allegations by Telecom Italia | Vodafone Italy
Contingent liabilities and legal proceedings - Conti
Amount of compensation sought by petitioner				€ 101.0
Anti-competitive retention of customers allegations by Telecom Italia | Vodafone Italy | Minimum
Contingent liabilities and legal proceedings - Conti
Amount of damages as per expert report			€ 0.0
Anti-competitive retention of customers allegations by Telecom Italia | Vodafone Italy | Maximum
Contingent liabilities and legal proceedings - Conti
Amount of damages as per expert report			€ 9.0
Dominant position and wrongful termination of franchise arrangement by Papistas, Greece
Contingent liabilities and legal proceedings - Conti
Amount of compensation sought by petitioner									€ 285.5
Amount of compensation sought by petitioner from directors									€ 1,000.0
Number of former directors in allegations | director									2
Number of claims filed | claim									3
Dominant position and wrongful termination of franchise arrangement by Papistas, Greece | Vodafone Greece
Contingent liabilities and legal proceedings - Conti
Amount of compensation sought by petitioner					€ 330.0
Allegations made by Italian competition regulator
Contingent liabilities and legal proceedings - Conti
Total fines imposed on the operators															€ 229.0
Allegations made by Italian competition regulator | Vodafone Italy
Contingent liabilities and legal proceedings - Conti
Total fines imposed on the operators															€ 60.0
Indian tax cases | Vodafone International Holdings BV ('VIHBV')
Contingent liabilities and legal proceedings - Conti
Amount of compensation sought by petitioner | ₨	₨ 190.7	₨ 221.0
Indian regulatory case, 3G inter-circle roaming | Vodafone India
Contingent liabilities and legal proceedings - Conti
Amount of fine imposed by department of telecommunications										€ 5.5
Total amount paid to Department of telecommunications											₨ 68.5		€ 800.0